Investment in Associates - Schedule of Dividends Received from Associates and Movements in Investments in Associates (Details) - CLP ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of associates [line items]
Dividends received	$ 1,338	$ 1,185
Movements In Investments In Associate [Roll Forward]
Balances as of January 1,	7,149	9,605
Investment acquisition		338
Initial application of equity method	1,319
Participation in income	(1,122)	(2,794)
Totals	8,218	7,149
Transbank S.A
Movements In Investments In Associate [Roll Forward]
Balances as of January 1,	5,871
Investment on Transbank	872
Totals	$ 5,044	$ 5,871